FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2007

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY           August 14, 2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $ 1,752,971  (thousands)

List of Other Included Managers:          None




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

                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
CINTAS CORP                        COM        172908105      47,316   1,199,990 SH         Sole                 1,199,990
DEL MONTE FOODS CO                 COM        24522P103     166,592  13,700,000 SH         Sole                13,700,000
DONNELLEY R R & SONS CO            COM        257867101     391,590   9,000,000 SH         Sole                 9,000,000
DOVER CORP                         COM        260003108      15,345     300,000 SH         Sole                   300,000
EATON CORP                         COM        278058102     172,050   1,850,000 SH         Sole                 1,850,000
GARDNER DENVER INC                 COM        365558105      17,020     400,000 SH         Sole                   400,000
GENCORP INC                        COM        368682100      22,573   1,727,100 SH         Sole                 1,727,100
GOODRICH CORP                      COM        382388106     244,196   4,100,000 SH         Sole                 4,100,000
JOY GLOBAL INC                     COM        481165108     319,065   5,470,000 SH         Sole                 5,470,000
KELLY SVCS INC                     CL A       488152208      12,573     457,872 SH         Sole                   457,872
KENNAMETAL INC                     COM        489170100      19,687     240,000 SH         Sole                   240,000
MCCLATCHY CO                       CL A       579489105      16,705     660,000 SH         Sole                   660,000
OIL STS INTL INC                   COM        678026105      41,340   1,000,000 SH         Sole                 1,000,000
OSHKOSH TRUCK CORP                 COM        688239201      42,156     670,000 SH         Sole                   670,000
SMITH INTL INC                     COM        832110100     166,831   2,845,000 SH         Sole                 2,845,000
TIMKEN CO                          COM        887389104      25,277     700,000 SH         Sole                   700,000
TRINITY INDS INC                   COM        896522109      32,655     750,000 SH         Sole                   750,000
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